Flight Equipment Held For Operating Leases, Net (Tables)	12 Months Ended
Dec. 31, 2015
Net Investment In Finance And Sales-type Leases [Abstract]
Movements In Flight Equipment Held For Operating Leases

Movements in flight equipment held for operating leases during the years ended December 31, 2015 and 2014 were as follows:

	Year Ended December 31,
	2015	2014
Net book value at beginning of period	$31,984,668	$8,085,947
ILFC Transaction	—	24,038,423
GFL Transaction	—	(726,985)
Additions	3,604,122	2,314,908
Depreciation	(1,803,125)	(1,253,325)
Impairment (Note 24)	(16,322)	(21,828)
AeroTurbine restructuring (Note 25)	(22,402)	—
Disposals/Transfers to held for sale	(1,325,626)	(306,985)
Transfers to net investment in finance and sales-type leases/inventory	(201,821)	(145,487)
Net book value at end of period	$32,219,494	$31,984,668
Accumulated depreciation as of December 31, 2015 and 2014, respectively	$(3,934,685)	$(2,591,000)